Major related parties (Detail)	12 Months Ended
Dec. 31, 2011
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”)
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd. [Member]
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	Under the control of Mr. Michael Yufeng Chi
PW Pictures [Member]
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	One of the Company’s Independent Directors is the Partner of SAIF
Zhizhu Network
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	An investee of the Company
Unknown Worlds
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	An investee of the Company